UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Columbia Real Estate Equity Fund

Class A | CREAX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$124	1.24%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Columbia Real Estate Equity Fund | Class A | ASR212_01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Real Estate Equity Fund Class A (including sales charges) ($15,567)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$9,427	$10,000	$10,000
01/16	$9,070	$9,436	$9,665
02/16	$9,051	$9,433	$9,624
03/16	$9,938	$10,097	$10,600
04/16	$9,610	$10,159	$10,347
05/16	$9,827	$10,341	$10,599
06/16	$10,570	$10,362	$11,338
07/16	$10,915	$10,774	$11,809
08/16	$10,501	$10,801	$11,375
09/16	$10,301	$10,818	$11,175
10/16	$9,746	$10,584	$10,543
11/16	$9,487	$11,058	$10,365
12/16	$9,897	$11,274	$10,852
01/17	$9,871	$11,486	$10,864
02/17	$10,232	$11,913	$11,235
03/17	$10,007	$11,921	$10,978
04/17	$10,072	$12,047	$10,991
05/17	$10,111	$12,171	$10,907
06/17	$10,246	$12,280	$11,145
07/17	$10,324	$12,512	$11,281
08/17	$10,317	$12,536	$11,253
09/17	$10,265	$12,842	$11,250
10/17	$10,232	$13,122	$11,141
11/17	$10,402	$13,521	$11,443
12/17	$10,398	$13,656	$11,419
01/18	$10,072	$14,375	$10,942
02/18	$9,360	$13,846	$10,098
03/18	$9,716	$13,568	$10,483
04/18	$9,821	$13,619	$10,633
05/18	$10,044	$14,004	$11,053
06/18	$10,459	$14,095	$11,535
07/18	$10,536	$14,563	$11,627
08/18	$10,817	$15,074	$11,981
09/18	$10,485	$15,099	$11,677
10/18	$10,070	$13,988	$11,330
11/18	$10,470	$14,268	$11,867
12/18	$9,621	$12,940	$10,891
01/19	$10,649	$14,051	$12,171
02/19	$10,865	$14,545	$12,259
03/19	$11,269	$14,757	$12,670
04/19	$11,237	$15,346	$12,640
05/19	$11,326	$14,353	$12,668
06/19	$11,439	$15,361	$12,828
07/19	$11,593	$15,590	$12,992
08/19	$12,081	$15,272	$13,433
09/19	$12,375	$15,540	$13,828
10/19	$12,497	$15,874	$14,016
11/19	$12,432	$16,478	$13,805
12/19	$12,319	$16,954	$13,723
01/20	$12,543	$16,935	$13,888
02/20	$11,577	$15,549	$12,776
03/20	$9,574	$13,410	$9,976
04/20	$10,295	$15,187	$10,804
05/20	$10,493	$15,999	$10,825
06/20	$10,714	$16,364	$11,155
07/20	$11,396	$17,294	$11,607
08/20	$11,303	$18,546	$11,698
09/20	$10,908	$17,871	$11,316
10/20	$10,705	$17,485	$11,020
11/20	$11,445	$19,613	$12,223
12/20	$11,863	$20,495	$12,625
01/21	$11,728	$20,404	$12,638
02/21	$12,056	$21,042	$13,144
03/21	$12,547	$21,796	$13,745
04/21	$13,555	$22,919	$14,852
05/21	$13,623	$23,024	$15,004
06/21	$14,154	$23,592	$15,397
07/21	$14,999	$23,991	$16,137
08/21	$15,317	$24,675	$16,434
09/21	$14,342	$23,568	$15,547
10/21	$15,429	$25,161	$16,729
11/21	$15,349	$24,778	$16,616
12/21	$16,815	$25,754	$18,083
01/22	$15,390	$24,239	$16,845
02/22	$14,730	$23,628	$16,318
03/22	$15,702	$24,395	$17,386
04/22	$14,987	$22,206	$16,622
05/22	$14,159	$22,176	$15,586
06/22	$13,087	$20,321	$14,431
07/22	$14,390	$22,227	$15,738
08/22	$13,540	$21,397	$14,798
09/22	$11,995	$19,413	$12,996
10/22	$12,537	$21,005	$13,632
11/22	$13,251	$22,102	$14,418
12/22	$12,556	$20,808	$13,677
01/23	$13,884	$22,241	$15,137
02/23	$13,329	$21,721	$14,410
03/23	$13,157	$22,302	$14,044
04/23	$13,376	$22,539	$14,161
05/23	$12,906	$22,627	$13,705
06/23	$13,511	$24,172	$14,412
07/23	$13,721	$25,039	$14,822
08/23	$13,246	$24,555	$14,361
09/23	$12,448	$23,386	$13,384
10/23	$11,858	$22,766	$12,800
11/23	$13,194	$24,888	$14,151
12/23	$14,521	$26,209	$15,555
01/24	$13,915	$26,499	$14,910
02/24	$14,103	$27,933	$15,212
03/24	$14,406	$28,835	$15,525
04/24	$13,309	$27,566	$14,436
05/24	$13,901	$28,868	$15,099
06/24	$14,265	$29,762	$15,535
07/24	$15,212	$30,315	$16,502
08/24	$16,248	$30,975	$17,559
09/24	$16,722	$31,616	$18,034
10/24	$16,278	$31,384	$17,510
11/24	$16,944	$33,471	$18,262
12/24	$15,568	$32,448	$16,914
01/25	$15,711	$33,473	$17,090
02/25	$16,187	$32,831	$17,708
03/25	$15,648	$30,916	$17,068
04/25	$15,235	$30,709	$16,611
05/25	$15,521	$32,655	$16,963
06/25	$15,324	$34,314	$16,871
07/25	$15,016	$35,070	$16,742
08/25	$15,695	$35,881	$17,481
09/25	$15,760	$37,120	$17,676
10/25	$15,550	$37,915	$17,390
11/25	$15,905	$38,019	$17,812
12/25	$15,567	$38,012	$17,401
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	(0.01)	5.58	5.14
Class A (including sales charges)Footnote Reference(a)	(5.77)	4.34	4.53
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Columbia Real Estate Equity Fund | Class A | ASR212_01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Real Estate Equity Fund | Class A | ASR212_01_(02/26) |

Columbia Real Estate Equity Fund

Class S | CREHX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$99	0.99%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Columbia Real Estate Equity Fund | Class S | ASR212_16_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Real Estate Equity Fund Class S ($16,923)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,615	$9,436	$9,665
02/16	$9,602	$9,433	$9,624
03/16	$10,547	$10,097	$10,600
04/16	$10,199	$10,159	$10,347
05/16	$10,429	$10,341	$10,599
06/16	$11,230	$10,362	$11,338
07/16	$11,596	$10,774	$11,809
08/16	$11,157	$10,801	$11,375
09/16	$10,945	$10,818	$11,175
10/16	$10,357	$10,584	$10,543
11/16	$10,082	$11,058	$10,365
12/16	$10,523	$11,274	$10,852
01/17	$10,496	$11,486	$10,864
02/17	$10,885	$11,913	$11,235
03/17	$10,647	$11,921	$10,978
04/17	$10,716	$12,047	$10,991
05/17	$10,757	$12,171	$10,907
06/17	$10,906	$12,280	$11,145
07/17	$10,990	$12,512	$11,281
08/17	$10,990	$12,536	$11,253
09/17	$10,933	$12,842	$11,250
10/17	$10,906	$13,122	$11,141
11/17	$11,087	$13,521	$11,443
12/17	$11,083	$13,656	$11,419
01/18	$10,736	$14,375	$10,942
02/18	$9,978	$13,846	$10,098
03/18	$10,364	$13,568	$10,483
04/18	$10,475	$13,619	$10,633
05/18	$10,721	$14,004	$11,053
06/18	$11,160	$14,095	$11,535
07/18	$11,252	$14,563	$11,627
08/18	$11,550	$15,074	$11,981
09/18	$11,196	$15,099	$11,677
10/18	$10,754	$13,988	$11,330
11/18	$11,187	$14,268	$11,867
12/18	$10,282	$12,940	$10,891
01/19	$11,378	$14,051	$12,171
02/19	$11,616	$14,545	$12,259
03/19	$12,054	$14,757	$12,670
04/19	$12,020	$15,346	$12,640
05/19	$12,114	$14,353	$12,668
06/19	$12,234	$15,361	$12,828
07/19	$12,407	$15,590	$12,992
08/19	$12,936	$15,272	$13,433
09/19	$13,249	$15,540	$13,828
10/19	$13,380	$15,874	$14,016
11/19	$13,319	$16,478	$13,805
12/19	$13,199	$16,954	$13,723
01/20	$13,438	$16,935	$13,888
02/20	$12,406	$15,549	$12,776
03/20	$10,267	$13,410	$9,976
04/20	$11,038	$15,187	$10,804
05/20	$11,250	$15,999	$10,825
06/20	$11,492	$16,364	$11,155
07/20	$12,232	$17,294	$11,607
08/20	$12,123	$18,546	$11,698
09/20	$11,708	$17,871	$11,316
10/20	$11,490	$17,485	$11,020
11/20	$12,292	$19,613	$12,223
12/20	$12,738	$20,495	$12,625
01/21	$12,594	$20,404	$12,638
02/21	$12,945	$21,042	$13,144
03/21	$13,479	$21,796	$13,745
04/21	$14,569	$22,919	$14,852
05/21	$14,642	$23,024	$15,004
06/21	$15,220	$23,592	$15,397
07/21	$16,126	$23,991	$16,137
08/21	$16,478	$24,675	$16,434
09/21	$15,431	$23,568	$15,547
10/21	$16,598	$25,161	$16,729
11/21	$16,512	$24,778	$16,616
12/21	$18,096	$25,754	$18,083
01/22	$16,566	$24,239	$16,845
02/22	$15,857	$23,628	$16,318
03/22	$16,911	$24,395	$17,386
04/22	$16,144	$22,206	$16,622
05/22	$15,254	$22,176	$15,586
06/22	$14,114	$20,321	$14,431
07/22	$15,514	$22,227	$15,738
08/22	$14,600	$21,397	$14,798
09/22	$12,926	$19,413	$12,996
10/22	$13,519	$21,005	$13,632
11/22	$14,288	$22,102	$14,418
12/22	$13,548	$20,808	$13,677
01/23	$14,989	$22,241	$15,137
02/23	$14,380	$21,721	$14,410
03/23	$14,205	$22,302	$14,044
04/23	$14,453	$22,539	$14,161
05/23	$13,946	$22,627	$13,705
06/23	$14,595	$24,172	$14,412
07/23	$14,833	$25,039	$14,822
08/23	$14,321	$24,555	$14,361
09/23	$13,459	$23,386	$13,384
10/23	$12,834	$22,766	$12,800
11/23	$14,275	$24,888	$14,151
12/23	$15,714	$26,209	$15,555
01/24	$15,061	$26,499	$14,910
02/24	$15,263	$27,933	$15,212
03/24	$15,590	$28,835	$15,525
04/24	$14,407	$27,566	$14,436
05/24	$15,061	$28,868	$15,099
06/24	$15,454	$29,762	$15,535
07/24	$16,491	$30,315	$16,502
08/24	$17,607	$30,975	$17,559
09/24	$18,117	$31,616	$18,034
10/24	$17,639	$31,384	$17,510
11/24	$18,373	$33,471	$18,262
12/24	$16,900	$32,448	$16,914
01/25	$17,037	$33,473	$17,090
02/25	$17,568	$32,831	$17,708
03/25	$16,986	$30,916	$17,068
04/25	$16,523	$30,709	$16,611
05/25	$16,849	$32,655	$16,963
06/25	$16,635	$34,314	$16,871
07/25	$16,321	$35,070	$16,742
08/25	$17,037	$35,881	$17,481
09/25	$17,124	$37,120	$17,676
10/25	$16,897	$37,915	$17,390
11/25	$17,281	$38,019	$17,812
12/25	$16,923	$38,012	$17,401
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	0.14	5.85	5.40
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Columbia Real Estate Equity Fund | Class S | ASR212_16_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Real Estate Equity Fund | Class S | ASR212_16_(02/26) |

Columbia Real Estate Equity Fund

Institutional 2 Class | CRRVX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$90	0.90%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Columbia Real Estate Equity Fund | Institutional 2 Class | ASR212_15_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Real Estate Equity Fund Institutional 2 Class ($17,108)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,621	$9,436	$9,665
02/16	$9,608	$9,433	$9,624
03/16	$10,552	$10,097	$10,600
04/16	$10,203	$10,159	$10,347
05/16	$10,440	$10,341	$10,599
06/16	$11,234	$10,362	$11,338
07/16	$11,602	$10,774	$11,809
08/16	$11,168	$10,801	$11,375
09/16	$10,959	$10,818	$11,175
10/16	$10,368	$10,584	$10,543
11/16	$10,100	$11,058	$10,365
12/16	$10,539	$11,274	$10,852
01/17	$10,512	$11,486	$10,864
02/17	$10,903	$11,913	$11,235
03/17	$10,667	$11,921	$10,978
04/17	$10,736	$12,047	$10,991
05/17	$10,778	$12,171	$10,907
06/17	$10,932	$12,280	$11,145
07/17	$11,016	$12,512	$11,281
08/17	$11,016	$12,536	$11,253
09/17	$10,963	$12,842	$11,250
10/17	$10,935	$13,122	$11,141
11/17	$11,118	$13,521	$11,443
12/17	$11,117	$13,656	$11,419
01/18	$10,768	$14,375	$10,942
02/18	$10,006	$13,846	$10,098
03/18	$10,390	$13,568	$10,483
04/18	$10,510	$13,619	$10,633
05/18	$10,757	$14,004	$11,053
06/18	$11,195	$14,095	$11,535
07/18	$11,287	$14,563	$11,627
08/18	$11,596	$15,074	$11,981
09/18	$11,235	$15,099	$11,677
10/18	$10,798	$13,988	$11,330
11/18	$11,226	$14,268	$11,867
12/18	$10,326	$12,940	$10,891
01/19	$11,430	$14,051	$12,171
02/19	$11,670	$14,545	$12,259
03/19	$12,108	$14,757	$12,670
04/19	$12,073	$15,346	$12,640
05/19	$12,176	$14,353	$12,668
06/19	$12,293	$15,361	$12,828
07/19	$12,468	$15,590	$12,992
08/19	$13,001	$15,272	$13,433
09/19	$13,322	$15,540	$13,828
10/19	$13,454	$15,874	$14,016
11/19	$13,392	$16,478	$13,805
12/19	$13,267	$16,954	$13,723
01/20	$13,518	$16,935	$13,888
02/20	$12,476	$15,549	$12,776
03/20	$10,331	$13,410	$9,976
04/20	$11,110	$15,187	$10,804
05/20	$11,324	$15,999	$10,825
06/20	$11,562	$16,364	$11,155
07/20	$12,309	$17,294	$11,607
08/20	$12,199	$18,546	$11,698
09/20	$11,783	$17,871	$11,316
10/20	$11,563	$17,485	$11,020
11/20	$12,374	$19,613	$12,223
12/20	$12,829	$20,495	$12,625
01/21	$12,683	$20,404	$12,638
02/21	$13,038	$21,042	$13,144
03/21	$13,571	$21,796	$13,745
04/21	$14,674	$22,919	$14,852
05/21	$14,758	$23,024	$15,004
06/21	$15,338	$23,592	$15,397
07/21	$16,254	$23,991	$16,137
08/21	$16,600	$24,675	$16,434
09/21	$15,545	$23,568	$15,547
10/21	$16,726	$25,161	$16,729
11/21	$16,650	$24,778	$16,616
12/21	$18,237	$25,754	$18,083
01/22	$16,710	$24,239	$16,845
02/22	$15,992	$23,628	$16,318
03/22	$17,053	$24,395	$17,386
04/22	$16,275	$22,206	$16,622
05/22	$15,385	$22,176	$15,586
06/22	$14,234	$20,321	$14,431
07/22	$15,642	$22,227	$15,738
08/22	$14,727	$21,397	$14,798
09/22	$13,046	$19,413	$12,996
10/22	$13,648	$21,005	$13,632
11/22	$14,427	$22,102	$14,418
12/22	$13,668	$20,808	$13,677
01/23	$15,130	$22,241	$15,137
02/23	$14,524	$21,721	$14,410
03/23	$14,338	$22,302	$14,044
04/23	$14,589	$22,539	$14,161
05/23	$14,075	$22,627	$13,705
06/23	$14,738	$24,172	$14,412
07/23	$14,979	$25,039	$14,822
08/23	$14,460	$24,555	$14,361
09/23	$13,588	$23,386	$13,384
10/23	$12,955	$22,766	$12,800
11/23	$14,417	$24,888	$14,151
12/23	$15,869	$26,209	$15,555
01/24	$15,205	$26,499	$14,910
02/24	$15,410	$27,933	$15,212
03/24	$15,743	$28,835	$15,525
04/24	$14,556	$27,566	$14,436
05/24	$15,220	$28,868	$15,099
06/24	$15,620	$29,762	$15,535
07/24	$16,658	$30,315	$16,502
08/24	$17,794	$30,975	$17,559
09/24	$18,313	$31,616	$18,034
10/24	$17,826	$31,384	$17,510
11/24	$18,572	$33,471	$18,262
12/24	$17,068	$32,448	$16,914
01/25	$17,225	$33,473	$17,090
02/25	$17,749	$32,831	$17,708
03/25	$17,173	$30,916	$17,068
04/25	$16,702	$30,709	$16,611
05/25	$17,033	$32,655	$16,963
06/25	$16,816	$34,314	$16,871
07/25	$16,496	$35,070	$16,742
08/25	$17,225	$35,881	$17,481
09/25	$17,314	$37,120	$17,676
10/25	$17,101	$37,915	$17,390
11/25	$17,474	$38,019	$17,812
12/25	$17,108	$38,012	$17,401
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	0.23	5.93	5.52
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Columbia Real Estate Equity Fund | Institutional 2 Class | ASR212_15_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Real Estate Equity Fund | Institutional 2 Class | ASR212_15_(02/26) |

Columbia Real Estate Equity Fund

Institutional 3 Class | CREYX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$85	0.85%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Columbia Real Estate Equity Fund | Institutional 3 Class | ASR212_17_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Real Estate Equity Fund Institutional 3 Class ($17,173)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,615	$9,436	$9,665
02/16	$9,602	$9,433	$9,624
03/16	$10,547	$10,097	$10,600
04/16	$10,199	$10,159	$10,347
05/16	$10,429	$10,341	$10,599
06/16	$11,230	$10,362	$11,338
07/16	$11,596	$10,774	$11,809
08/16	$11,157	$10,801	$11,375
09/16	$10,945	$10,818	$11,175
10/16	$10,357	$10,584	$10,543
11/16	$10,082	$11,058	$10,365
12/16	$10,523	$11,274	$10,852
01/17	$10,496	$11,486	$10,864
02/17	$10,885	$11,913	$11,235
03/17	$10,647	$11,921	$10,978
04/17	$10,722	$12,047	$10,991
05/17	$10,763	$12,171	$10,907
06/17	$10,917	$12,280	$11,145
07/17	$10,999	$12,512	$11,281
08/17	$10,999	$12,536	$11,253
09/17	$10,949	$12,842	$11,250
10/17	$10,921	$13,122	$11,141
11/17	$11,102	$13,521	$11,443
12/17	$11,103	$13,656	$11,419
01/18	$10,758	$14,375	$10,942
02/18	$9,997	$13,846	$10,098
03/18	$10,385	$13,568	$10,483
04/18	$10,504	$13,619	$10,633
05/18	$10,748	$14,004	$11,053
06/18	$11,191	$14,095	$11,535
07/18	$11,282	$14,563	$11,627
08/18	$11,588	$15,074	$11,981
09/18	$11,232	$15,099	$11,677
10/18	$10,792	$13,988	$11,330
11/18	$11,223	$14,268	$11,867
12/18	$10,317	$12,940	$10,891
01/19	$11,426	$14,051	$12,171
02/19	$11,663	$14,545	$12,259
03/19	$12,098	$14,757	$12,670
04/19	$12,064	$15,346	$12,640
05/19	$12,174	$14,353	$12,668
06/19	$12,291	$15,361	$12,828
07/19	$12,464	$15,590	$12,992
08/19	$13,000	$15,272	$13,433
09/19	$13,319	$15,540	$13,828
10/19	$13,449	$15,874	$14,016
11/19	$13,388	$16,478	$13,805
12/19	$13,267	$16,954	$13,723
01/20	$13,515	$16,935	$13,888
02/20	$12,476	$15,549	$12,776
03/20	$10,331	$13,410	$9,976
04/20	$11,110	$15,187	$10,804
05/20	$11,321	$15,999	$10,825
06/20	$11,568	$16,364	$11,155
07/20	$12,306	$17,294	$11,607
08/20	$12,207	$18,546	$11,698
09/20	$11,788	$17,871	$11,316
10/20	$11,571	$17,485	$11,020
11/20	$12,382	$19,613	$12,223
12/20	$12,833	$20,495	$12,625
01/21	$12,689	$20,404	$12,638
02/21	$13,050	$21,042	$13,144
03/21	$13,588	$21,796	$13,745
04/21	$14,688	$22,919	$14,852
05/21	$14,771	$23,024	$15,004
06/21	$15,345	$23,592	$15,397
07/21	$16,271	$23,991	$16,137
08/21	$16,623	$24,675	$16,434
09/21	$15,563	$23,568	$15,547
10/21	$16,750	$25,161	$16,729
11/21	$16,675	$24,778	$16,616
12/21	$18,266	$25,754	$18,083
01/22	$16,726	$24,239	$16,845
02/22	$16,017	$23,628	$16,318
03/22	$17,078	$24,395	$17,386
04/22	$16,299	$22,206	$16,622
05/22	$15,409	$22,176	$15,586
06/22	$14,253	$20,321	$14,431
07/22	$15,677	$22,227	$15,738
08/22	$14,751	$21,397	$14,798
09/22	$13,071	$19,413	$12,996
10/22	$13,665	$21,005	$13,632
11/22	$14,446	$22,102	$14,418
12/22	$13,699	$20,808	$13,677
01/23	$15,153	$22,241	$15,137
02/23	$14,543	$21,721	$14,410
03/23	$14,362	$22,302	$14,044
04/23	$14,622	$22,539	$14,161
05/23	$14,103	$22,627	$13,705
06/23	$14,771	$24,172	$14,412
07/23	$14,997	$25,039	$14,822
08/23	$14,484	$24,555	$14,361
09/23	$13,614	$23,386	$13,384
10/23	$12,989	$22,766	$12,800
11/23	$14,444	$24,888	$14,151
12/23	$15,903	$26,209	$15,555
01/24	$15,250	$26,499	$14,910
02/24	$15,452	$27,933	$15,212
03/24	$15,778	$28,835	$15,525
04/24	$14,597	$27,566	$14,436
05/24	$15,250	$28,868	$15,099
06/24	$15,658	$29,762	$15,535
07/24	$16,693	$30,315	$16,502
08/24	$17,840	$30,975	$17,559
09/24	$18,366	$31,616	$18,034
10/24	$17,872	$31,384	$17,510
11/24	$18,637	$33,471	$18,262
12/24	$17,126	$32,448	$16,914
01/25	$17,280	$33,473	$17,090
02/25	$17,811	$32,831	$17,708
03/25	$17,228	$30,916	$17,068
04/25	$16,766	$30,709	$16,611
05/25	$17,091	$32,655	$16,963
06/25	$16,878	$34,314	$16,871
07/25	$16,547	$35,070	$16,742
08/25	$17,297	$35,881	$17,481
09/25	$17,384	$37,120	$17,676
10/25	$17,157	$37,915	$17,390
11/25	$17,541	$38,019	$17,812
12/25	$17,173	$38,012	$17,401
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)Footnote Reference(b)	0.28	6.00	5.56
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Columbia Real Estate Equity Fund | Institutional 3 Class | ASR212_17_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Real Estate Equity Fund | Institutional 3 Class | ASR212_17_(02/26) |

Columbia Real Estate Equity Fund

Institutional Class | CREEX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$99	0.99%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Columbia Real Estate Equity Fund | Institutional Class | ASR212_08_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Real Estate Equity Fund Institutional Class ($16,923)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,615	$9,436	$9,665
02/16	$9,602	$9,433	$9,624
03/16	$10,547	$10,097	$10,600
04/16	$10,199	$10,159	$10,347
05/16	$10,429	$10,341	$10,599
06/16	$11,230	$10,362	$11,338
07/16	$11,596	$10,774	$11,809
08/16	$11,157	$10,801	$11,375
09/16	$10,945	$10,818	$11,175
10/16	$10,357	$10,584	$10,543
11/16	$10,082	$11,058	$10,365
12/16	$10,523	$11,274	$10,852
01/17	$10,496	$11,486	$10,864
02/17	$10,885	$11,913	$11,235
03/17	$10,647	$11,921	$10,978
04/17	$10,716	$12,047	$10,991
05/17	$10,757	$12,171	$10,907
06/17	$10,906	$12,280	$11,145
07/17	$10,990	$12,512	$11,281
08/17	$10,990	$12,536	$11,253
09/17	$10,933	$12,842	$11,250
10/17	$10,906	$13,122	$11,141
11/17	$11,087	$13,521	$11,443
12/17	$11,083	$13,656	$11,419
01/18	$10,736	$14,375	$10,942
02/18	$9,978	$13,846	$10,098
03/18	$10,364	$13,568	$10,483
04/18	$10,475	$13,619	$10,633
05/18	$10,721	$14,004	$11,053
06/18	$11,160	$14,095	$11,535
07/18	$11,252	$14,563	$11,627
08/18	$11,550	$15,074	$11,981
09/18	$11,196	$15,099	$11,677
10/18	$10,754	$13,988	$11,330
11/18	$11,187	$14,268	$11,867
12/18	$10,282	$12,940	$10,891
01/19	$11,378	$14,051	$12,171
02/19	$11,616	$14,545	$12,259
03/19	$12,054	$14,757	$12,670
04/19	$12,020	$15,346	$12,640
05/19	$12,114	$14,353	$12,668
06/19	$12,234	$15,361	$12,828
07/19	$12,407	$15,590	$12,992
08/19	$12,936	$15,272	$13,433
09/19	$13,249	$15,540	$13,828
10/19	$13,380	$15,874	$14,016
11/19	$13,319	$16,478	$13,805
12/19	$13,199	$16,954	$13,723
01/20	$13,438	$16,935	$13,888
02/20	$12,406	$15,549	$12,776
03/20	$10,267	$13,410	$9,976
04/20	$11,038	$15,187	$10,804
05/20	$11,250	$15,999	$10,825
06/20	$11,492	$16,364	$11,155
07/20	$12,232	$17,294	$11,607
08/20	$12,123	$18,546	$11,698
09/20	$11,708	$17,871	$11,316
10/20	$11,490	$17,485	$11,020
11/20	$12,292	$19,613	$12,223
12/20	$12,738	$20,495	$12,625
01/21	$12,594	$20,404	$12,638
02/21	$12,945	$21,042	$13,144
03/21	$13,479	$21,796	$13,745
04/21	$14,569	$22,919	$14,852
05/21	$14,642	$23,024	$15,004
06/21	$15,220	$23,592	$15,397
07/21	$16,126	$23,991	$16,137
08/21	$16,478	$24,675	$16,434
09/21	$15,431	$23,568	$15,547
10/21	$16,598	$25,161	$16,729
11/21	$16,512	$24,778	$16,616
12/21	$18,096	$25,754	$18,083
01/22	$16,566	$24,239	$16,845
02/22	$15,857	$23,628	$16,318
03/22	$16,911	$24,395	$17,386
04/22	$16,144	$22,206	$16,622
05/22	$15,254	$22,176	$15,586
06/22	$14,114	$20,321	$14,431
07/22	$15,514	$22,227	$15,738
08/22	$14,600	$21,397	$14,798
09/22	$12,926	$19,413	$12,996
10/22	$13,519	$21,005	$13,632
11/22	$14,288	$22,102	$14,418
12/22	$13,548	$20,808	$13,677
01/23	$14,989	$22,241	$15,137
02/23	$14,380	$21,721	$14,410
03/23	$14,205	$22,302	$14,044
04/23	$14,453	$22,539	$14,161
05/23	$13,946	$22,627	$13,705
06/23	$14,595	$24,172	$14,412
07/23	$14,833	$25,039	$14,822
08/23	$14,321	$24,555	$14,361
09/23	$13,459	$23,386	$13,384
10/23	$12,834	$22,766	$12,800
11/23	$14,275	$24,888	$14,151
12/23	$15,714	$26,209	$15,555
01/24	$15,061	$26,499	$14,910
02/24	$15,263	$27,933	$15,212
03/24	$15,590	$28,835	$15,525
04/24	$14,407	$27,566	$14,436
05/24	$15,061	$28,868	$15,099
06/24	$15,454	$29,762	$15,535
07/24	$16,491	$30,315	$16,502
08/24	$17,607	$30,975	$17,559
09/24	$18,117	$31,616	$18,034
10/24	$17,639	$31,384	$17,510
11/24	$18,373	$33,471	$18,262
12/24	$16,883	$32,448	$16,914
01/25	$17,037	$33,473	$17,090
02/25	$17,568	$32,831	$17,708
03/25	$16,986	$30,916	$17,068
04/25	$16,523	$30,709	$16,611
05/25	$16,849	$32,655	$16,963
06/25	$16,635	$34,314	$16,871
07/25	$16,321	$35,070	$16,742
08/25	$17,037	$35,881	$17,481
09/25	$17,124	$37,120	$17,676
10/25	$16,897	$37,915	$17,390
11/25	$17,281	$38,019	$17,812
12/25	$16,923	$38,012	$17,401
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	0.24	5.85	5.40
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Columbia Real Estate Equity Fund | Institutional Class | ASR212_08_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Real Estate Equity Fund | Institutional Class | ASR212_08_(02/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Audit fees (a)	43,244	31,493	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	18,354	14,845	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Real Estate Equity Fund
Annual Financial Statements and Additional Information
December 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Real Estate Equity Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Real Estate 97.6%
Data Center REITs 11.1%
Digital Realty Trust, Inc.	30,354	4,696,067
Equinix, Inc.(a)	12,645	9,688,093
Total		14,384,160
Diversified REITs 2.2%
American Assets Trust, Inc.	10,600	200,658
Federal Realty Investment Trust	26,950	2,716,560
Total		2,917,218
Health Care REITs 20.2%
Alexandria Real Estate Equities, Inc.	19,126	936,026
American Healthcare REIT, Inc.	44,514	2,094,829
CareTrust REIT, Inc.	59,426	2,148,844
Healthpeak Properties, Inc.	78,851	1,267,924
LTC Properties, Inc.	5,700	195,966
Medical Properties Trust, Inc.	54,003	270,015
National Health Investors, Inc.	5,215	398,270
Omega Healthcare Investors, Inc.	3,101	137,498
Ventas, Inc.	50,932	3,941,118
Welltower, Inc.(a)	79,803	14,812,235
Total		26,202,725
Hotel & Resort REITs 5.0%
Apple Hospitality REIT, Inc.	29,200	346,020
DiamondRock Hospitality Co.	25,400	227,584
Host Hotels & Resorts, Inc.	143,000	2,535,390
Park Hotels & Resorts, Inc.	22,090	231,061
Ryman Hospitality Properties, Inc.	28,142	2,662,796
Service Properties Trust	28,700	52,808
Sunstone Hotel Investors, Inc.	26,900	240,486
Xenia Hotels & Resorts, Inc.	18,200	257,348
Total		6,553,493
Industrial REITs 15.0%
Americold Realty Trust, Inc.	52,100	670,006
EastGroup Properties, Inc.	9,964	1,774,987
First Industrial Realty Trust, Inc.	36,817	2,108,510
Innovative Industrial Properties, Inc.	4,500	213,120
LXP Industrial Trust	7,540	373,833
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.(a)	105,423	13,458,300
STAG Industrial, Inc.	23,200	852,832
Total		19,451,588
Multi-Family Residential REITs 8.7%
AvalonBay Communities, Inc.(a)	19,922	3,612,058
Camden Property Trust	12,177	1,340,444
Centerspace	2,579	172,071
Elme Communities	12,200	212,280
Equity Residential	43,065	2,714,817
Essex Property Trust, Inc.(a)	7,244	1,895,610
Independence Realty Trust, Inc.	66,216	1,157,456
Veris Residential, Inc.	12,100	180,048
Total		11,284,784
Office REITs 3.1%
Cousins Properties, Inc.	22,800	587,784
Easterly Government Properties, Inc.	4,765	100,971
Empire State Realty Trust, Inc., Class A	120,000	782,400
Hudson Pacific Properties, Inc.(b)	4,271	46,255
NET Lease Office Properties	2,147	55,371
Piedmont Realty Trust, Inc.	134,595	1,122,522
SL Green Realty Corp.	29,500	1,353,165
Total		4,048,468
Other Specialized REITs 4.5%
Four Corners Property Trust, Inc.	13,700	315,922
Iron Mountain, Inc.	33,254	2,758,419
Lamar Advertising Co., Class A	10,014	1,267,572
Millrose Properties, Inc.	15,900	474,933
Outfront Media, Inc.	16,584	399,675
VICI Properties, Inc.	24,600	691,752
Total		5,908,273
Retail REITs 15.0%
Acadia Realty Trust	17,300	355,342
Agree Realty Corp.	20,000	1,440,600
Curbline Properties Corp.	12,129	281,514
Getty Realty Corp.	6,400	175,168
InvenTrust Properties Corp.	77,350	2,182,044
Kimco Realty Corp.	108,629	2,201,910
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Kite Realty Group Trust	80,672	1,933,708
Macerich Co. (The)	135,090	2,493,761
Phillips Edison & Co., Inc.	14,130	502,604
Realty Income Corp.	55,058	3,103,619
Regency Centers Corp.	1,900	131,157
Simon Property Group, Inc.(a)	25,552	4,729,931
Total		19,531,358
Self Storage REITs 8.2%
CubeSmart	82,500	2,974,125
Extra Space Storage, Inc.(a)	23,763	3,094,418
Public Storage	17,874	4,638,303
Total		10,706,846
Single-Family Residential REITs 3.8%
American Homes 4 Rent, Class A	50,153	1,609,911
Equity LifeStyle Properties, Inc.	10,895	660,346
Invitation Homes, Inc.	94,325	2,621,292
Total		4,891,549
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 0.8%
American Tower Corp.	5,800	1,018,306
Total Real Estate		126,898,768
Total Common Stocks (Cost: $94,739,546)		126,898,768

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	2,166,015	2,165,366
Total Money Market Funds (Cost: $2,165,323)		2,165,366
Total Investments in Securities (Cost $96,904,869)		129,064,134
Other Assets & Liabilities, Net		972,881
Net Assets		$130,037,015
At December 31, 2025, securities and/or cash totaling $15,421,360 were pledged as collateral.
Investments in derivatives
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	12/11/2028	USD	17,585,980	(88,255)	118,193	29,938	—
The following table represents the contracts for differences underlying the swap arrangement as of December 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc.	5,000	328,750	(6,950)	(23.2)
Broadstone Net Lease, Inc.	66,500	1,186,360	(31,255)	(104.4)
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	50,575	942,718	(46,023)	(153.7)
Industrial REITs
Rexford Industrial Realty, Inc.	27,974	1,150,570	(67,417)	(225.2)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Office REITs
BXP, Inc.	23,572	1,688,227	(97,588)	(326.0)
Vornado Realty Trust	19,019	661,671	(28,719)	(95.9)
Other Specialized REITs
Gaming and Leisure Properties, Inc.	93,866	4,132,920	61,951	206.9
Retail REITs
NNN REIT, Inc.	21,316	862,019	(17,266)	(57.7)
Agree Realty Corp.	11,955	858,967	2,152	7.2
Total		11,812,202	(231,115)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Health Care REITs
Sabra Health Care REIT, Inc.	(43,477)	(834,541)	11,087	37.0
Healthcare Realty Trust, Inc.	(40,137)	(691,561)	11,238	37.5
Industrial REITs
Lineage, Inc.	(19,041)	(688,713)	22,278	74.4
Office REITs
Kilroy Realty Corp.	(10,736)	(429,869)	28,665	95.7
Highwoods Properties, Inc.	(25,600)	(661,760)	768	2.6
Other Specialized REITs
EPR Properties	(5,300)	(266,219)	1,749	5.8
Retail REITs
Brixmor Property Group, Inc.	(16,836)	(438,914)	(2,525)	(8.4)
Self Storage REITs
National Storage Affiliates Trust	(60,000)	(1,762,200)	69,600	232.5
Total		(5,773,777)	142,860

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/04/2027	USD	9,203,605	(66,008)	54,141	—	(11,867)
The following table represents the contracts for differences underlying the swap arrangement as of December 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	107,684	3,312,360	(118,453)	998.2
Office REITs
Brandywine Realty Trust	28,300	87,730	(5,094)	42.9
Single-Family Residential REITs
Sun Communities, Inc.	27,230	3,373,525	545	(4.6)
Total		6,773,615	(123,002)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(159,839)	(1,855,731)	46,353	(390.6)
Retail REITs
Tanger, Inc.	(16,890)	(574,260)	10,641	(89.7)
Total		(2,429,991)	56,994

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and OBFR on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and OBFR plus a spread of 46.5 basis points on long CFDs	Monthly	UBS	11/03/2026	USD	8,628,704	197,641	(61,597)	136,044	—
The following table represents the contracts for differences underlying the swap arrangement as of December 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
American Assets Trust, Inc.	16,300	315,079	(6,520)	(4.8)
Industrial REITs
Americold Realty Trust, Inc.	57,468	735,016	4,023	3.0
Other Specialized REITs
VICI Properties, Inc.	1,327	37,952	(637)	(0.5)
Total		1,088,047	(3,134)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
RLJ Lodging Trust	(250,951)	(1,939,851)	70,266	51.6
Industrial REITs
Terreno Realty Corp	(21,188)	(1,283,993)	40,046	29.4
Multi-Family Residential REITs
UDR, Inc.	(10,456)	(374,220)	(9,306)	(6.8)
Office REITs
Corporate Office Properties Trust	(22,800)	(671,004)	37,164	27.3
JBG Smith Properties	(28,900)	(504,016)	12,427	9.1
Retail REITs
Urban Edge Properties	(90,200)	(1,774,234)	43,296	31.8
Telecom Tower REITs
Crown Castle International Corp.	(11,100)	(993,339)	6,882	5.1
Total		(7,540,657)	200,775

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.640%
OBFR	Overnight Bank Funding Rate	3.650%
SOFR	Secured Overnight Financing Rate	3.710%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	7,259,187	50,969,622	(56,063,033)	(410)	2,165,366	(319)	227,456	2,166,015
Abbreviation Legend
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	126,898,768	—	—	126,898,768
Total Common Stocks	126,898,768	—	—	126,898,768
Money Market Funds	2,165,366	—	—	2,165,366
Total Investments in Securities	129,064,134	—	—	129,064,134
Investments in Derivatives
Asset
Swap Contracts	—	165,982	—	165,982
Liability
Swap Contracts	—	(11,867)	—	(11,867)
Total	129,064,134	154,115	—	129,218,249
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $94,739,546)	$126,898,768
Affiliated issuers (cost $2,165,323)	2,165,366
Cash collateral held at broker for:
Swap contracts	400,000
Unrealized appreciation on swap contracts	165,982
Receivable for:
Capital shares sold	64,872
Dividends	490,315
Expense reimbursement due from Investment Manager	286
Prepaid expenses	2,275
Deferred compensation of board members	162,551
Total assets	130,350,415
Liabilities
Unrealized depreciation on swap contracts	11,867
Payable for:
Capital shares redeemed	59,652
Management services fees	2,696
Distribution and/or service fees	258
Transfer agent fees	12,339
Compensation of chief compliance officer	24
Accounting services fees	22,113
Compensation of board members	507
Other expenses	11,313
Deferred compensation of board members	192,631
Total liabilities	313,400
Net assets applicable to outstanding capital stock	$130,037,015
Represented by
Paid in capital	95,794,126
Total distributable earnings (loss)	34,242,889
Total - representing net assets applicable to outstanding capital stock	$130,037,015
Class A
Net assets	$37,257,335
Shares outstanding	4,028,754
Net asset value per share	$9.25
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.81
Institutional Class
Net assets	$58,262,153
Shares outstanding	6,273,188
Net asset value per share	$9.29
Institutional 2 Class
Net assets	$1,572,311
Shares outstanding	170,667
Net asset value per share	$9.21
Institutional 3 Class
Net assets	$19,096,793
Shares outstanding	2,024,499
Net asset value per share	$9.43
Class S
Net assets	$13,848,423
Shares outstanding	1,490,797
Net asset value per share	$9.29
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$4,446,308
Dividends — affiliated issuers	227,456
Total income	4,673,764
Expenses:
Management services fees	1,150,471
Distribution and/or service fees
Class A	101,980
Transfer agent fees
Class A	60,532
Institutional Class	104,737
Institutional 2 Class	1,812
Institutional 3 Class	1,231
Class S	22,772
Custodian fees	6,619
Printing and postage fees	29,235
Registration fees	93,335
Accounting services fees	43,244
Legal fees	19,995
Compensation of chief compliance officer	22
Compensation of board members	12,658
Deferred compensation of board members	5,965
Other	23,836
Total expenses	1,678,444
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(86,874)
Expense reduction	(360)
Total net expenses	1,591,210
Net investment income	3,082,554
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,898,857
Investments — affiliated issuers	(319)
Swap contracts	(1,617,952)
Net realized gain	6,280,586
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,616,730)
Investments — affiliated issuers	(410)
Swap contracts	534,138
Net change in unrealized appreciation (depreciation)	(9,083,002)
Net realized and unrealized loss	(2,802,416)
Net increase in net assets resulting from operations	$280,138
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$3,082,554	$3,399,602
Net realized gain	6,280,586	12,481,770
Net change in unrealized appreciation (depreciation)	(9,083,002)	(4,624,072)
Net increase in net assets resulting from operations	280,138	11,257,300
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,244,106)	(4,127,030)
Advisor Class	—	(224,844)
Institutional Class	(3,761,809)	(7,073,611)
Institutional 2 Class	(149,130)	(575,956)
Institutional 3 Class	(1,238,941)	(2,655,376)
Class S	(856,667)	(1,255,660)
Total distributions to shareholders	(8,250,653)	(15,912,477)
Decrease in net assets from capital stock activity	(30,499,232)	(5,852,446)
Total decrease in net assets	(38,469,747)	(10,507,623)
Net assets at beginning of year	168,506,762	179,014,385
Net assets at end of year	$130,037,015	$168,506,762
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	258,156	2,496,836	357,222	3,623,338
Distributions reinvested	230,967	2,159,084	398,250	3,963,796
Shares redeemed	(900,262)	(8,686,319)	(1,023,743)	(10,487,616)
Net decrease	(411,139)	(4,030,399)	(268,271)	(2,900,482)
Advisor Class
Shares sold	—	—	337,917	3,480,144
Distributions reinvested	—	—	22,393	221,460
Shares redeemed	—	—	(1,096,482)	(12,810,798)
Net decrease	—	—	(736,172)	(9,109,194)
Class C
Shares sold	—	—	2,316	22,586
Shares redeemed	—	—	(108,736)	(1,018,713)
Net decrease	—	—	(106,420)	(996,127)
Institutional Class
Shares sold	1,079,298	10,426,624	2,171,472	24,026,947
Distributions reinvested	384,245	3,611,064	679,033	6,794,369
Shares redeemed	(2,691,503)	(26,249,771)	(2,881,037)	(30,906,702)
Net decrease	(1,227,960)	(12,212,083)	(30,532)	(85,386)
Institutional 2 Class
Shares sold	140,931	1,352,806	673,572	6,920,088
Distributions reinvested	15,867	149,130	57,152	575,758
Shares redeemed	(730,377)	(6,982,028)	(90,632)	(916,987)
Net increase (decrease)	(573,579)	(5,480,092)	640,092	6,578,859
Institutional 3 Class
Shares sold	179,484	1,750,880	172,297	1,750,964
Distributions reinvested	128,530	1,227,074	259,296	2,624,748
Shares redeemed	(937,988)	(9,250,724)	(2,107,599)	(21,693,513)
Net decrease	(629,974)	(6,272,770)	(1,676,006)	(17,317,801)
Class R
Shares sold	—	—	21,020	207,594
Shares redeemed	—	—	(166,547)	(1,559,932)
Net decrease	—	—	(145,527)	(1,352,338)
Class S
Shares sold	23,562	227,152	1,714,510	19,078,051
Distributions reinvested	91,241	856,667	123,467	1,255,660
Shares redeemed	(368,789)	(3,587,707)	(93,194)	(1,003,688)
Net increase (decrease)	(253,986)	(2,503,888)	1,744,783	19,330,023
Total net decrease	(3,096,638)	(30,499,232)	(578,053)	(5,852,446)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Real Estate Equity Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2025	$9.81	0.18	(0.18)	0.00	(0.04)	(0.52)	(0.56)
Year Ended 12/31/2024	$10.06	0.18	0.54	0.72	(0.32)	(0.65)	(0.97)
Year Ended 12/31/2023	$11.53	0.25	1.51	1.76	(0.27)	(2.96)	(3.23)
Year Ended 12/31/2022	$16.29	0.18	(4.29)	(4.11)	(0.18)	(0.47)	(0.65)
Year Ended 12/31/2021	$12.30	0.09	4.91	5.00	(0.17)	(0.84)	(1.01)
Institutional Class
Year Ended 12/31/2025	$9.85	0.20	(0.18)	0.02	(0.06)	(0.52)	(0.58)
Year Ended 12/31/2024	$10.10	0.21	0.54	0.75	(0.35)	(0.65)	(1.00)
Year Ended 12/31/2023	$11.56	0.28	1.52	1.80	(0.30)	(2.96)	(3.26)
Year Ended 12/31/2022	$16.33	0.22	(4.31)	(4.09)	(0.21)	(0.47)	(0.68)
Year Ended 12/31/2021	$12.33	0.12	4.93	5.05	(0.21)	(0.84)	(1.05)
Institutional 2 Class
Year Ended 12/31/2025	$9.78	0.19	(0.17)	0.02	(0.07)	(0.52)	(0.59)
Year Ended 12/31/2024	$10.03	0.25	0.51	0.76	(0.36)	(0.65)	(1.01)
Year Ended 12/31/2023	$11.50	0.30	1.51	1.81	(0.32)	(2.96)	(3.28)
Year Ended 12/31/2022	$16.25	0.23	(4.28)	(4.05)	(0.23)	(0.47)	(0.70)
Year Ended 12/31/2021	$12.28	0.14	4.89	5.03	(0.22)	(0.84)	(1.06)
Institutional 3 Class
Year Ended 12/31/2025	$10.00	0.21	(0.18)	0.03	(0.08)	(0.52)	(0.60)
Year Ended 12/31/2024	$10.23	0.22	0.56	0.78	(0.36)	(0.65)	(1.01)
Year Ended 12/31/2023	$11.68	0.26	1.57	1.83	(0.32)	(2.96)	(3.28)
Year Ended 12/31/2022	$16.49	0.24	(4.34)	(4.10)	(0.24)	(0.47)	(0.71)
Year Ended 12/31/2021	$12.44	0.16	4.96	5.12	(0.23)	(0.84)	(1.07)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2025	$9.25	(0.01% )	1.30%	1.24% (c)	1.83%	43%	$37,257
Year Ended 12/31/2024	$9.81	7.21%	1.27%	1.22% (c)	1.76%	41%	$43,573
Year Ended 12/31/2023	$10.06	15.66%	1.29% (d)	1.23% (c),(d)	2.13%	58%	$47,369
Year Ended 12/31/2022	$11.53	(25.33% )	1.27% (d)	1.25% (c),(d)	1.36%	28%	$47,507
Year Ended 12/31/2021	$16.29	41.74%	1.26%	1.26% (c)	0.63%	5%	$73,177
Institutional Class
Year Ended 12/31/2025	$9.29	0.24%	1.05%	0.99% (c)	2.05%	43%	$58,262
Year Ended 12/31/2024	$9.85	7.44%	1.02%	0.97% (c)	2.05%	41%	$73,917
Year Ended 12/31/2023	$10.10	15.99%	1.04% (d)	0.98% (c),(d)	2.36%	58%	$76,051
Year Ended 12/31/2022	$11.56	(25.13% )	1.02% (d)	1.00% (c),(d)	1.63%	28%	$82,320
Year Ended 12/31/2021	$16.33	42.06%	1.01%	1.01% (c)	0.88%	5%	$120,982
Institutional 2 Class
Year Ended 12/31/2025	$9.21	0.23%	0.95%	0.90%	1.94%	43%	$1,572
Year Ended 12/31/2024	$9.78	7.56%	0.92%	0.90%	2.33%	41%	$7,280
Year Ended 12/31/2023	$10.03	16.10%	0.94% (d)	0.88% (d)	2.52%	58%	$1,045
Year Ended 12/31/2022	$11.50	(25.05% )	0.90% (d)	0.90% (d)	1.73%	28%	$938
Year Ended 12/31/2021	$16.25	42.15%	0.90%	0.89%	1.02%	5%	$1,321
Institutional 3 Class
Year Ended 12/31/2025	$9.43	0.28%	0.91%	0.85%	2.17%	43%	$19,097
Year Ended 12/31/2024	$10.00	7.69%	0.87%	0.82%	2.08%	41%	$26,542
Year Ended 12/31/2023	$10.23	16.09%	0.87% (d)	0.83% (d)	2.11%	58%	$44,303
Year Ended 12/31/2022	$11.68	(25.00% )	0.84% (d)	0.84% (d)	1.81%	28%	$96,459
Year Ended 12/31/2021	$16.49	42.33%	0.84%	0.83%	1.06%	5%	$134,201
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 12/31/2025	$9.86	0.20	(0.19)	0.01	(0.06)	(0.52)	(0.58)
Year Ended 12/31/2024(e)	$11.22	0.06	(0.66)(f)	(0.60)	(0.25)	(0.51)	(0.76)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Real Estate Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 12/31/2025	$9.29	0.14%	1.05%	0.99% (c)	2.06%	43%	$13,848
Year Ended 12/31/2024 (e)	$9.86	(5.56% )	0.98%	0.97%	2.36%	41%	$17,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Real Estate Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), was organized as a non-diversified fund; however, the Fund may, nonetheless, operate as a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives
Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap

Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to real estate companies. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	165,982 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	11,867 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Swap contracts ($)
Equity risk	(1,617,952)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Swap contracts ($)
Equity risk	534,138
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	181,247	(237,009)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Goldman Sachs International	Morgan Stanley	UBS	Total
Assets
OTC Swap arrangements - contracts for differences (a)	$29,938	-	136,044	165,982
Liabilities
OTC Swap arrangements - contracts for differences (a)	-	11,867	-	11,867
Total financial and derivative net assets	29,938	(11,867)	136,044	154,115
Total collateral received (pledged) (b)	-	(11,867)	-	(11,867)
Net amount (c)	$29,938	-	136,044	165,982

(a)
Over-the-Counter (OTC) swap arrangements - contracts for difference are presented at unrealized appreciation or (depreciation), which is comprised of market value plus cash & other receivable (payable).

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of

Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.66% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.75% of the Fund’s average daily net assets.
Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended December 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Institutional Class	0.15
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class S	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended December 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $360.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A of the Fund. Also under the Plan, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.10% of the average daily net assets attributable to Class A shares of the Fund.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended December 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	11,911

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class A	1.25	1.25
Institutional Class	1.00	1.00
Institutional 2 Class	0.90	0.91
Institutional 3 Class	0.86	0.85
Class S	1.00	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions for investments , trustees’ deferred compensation, swap investments, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(1,599,669)	546,669	1,053,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
722,604	7,528,049	8,250,653	5,458,381	10,454,096	15,912,477
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
711,275	1,712,885	—	32,007,849
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
97,099,663	37,445,659	(5,437,810)	32,007,849
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $64,057,428 and $95,140,723, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 32.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid

Columbia Real Estate Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Real Estate Equity Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Real Estate Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Real Estate Equity Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Real Estate Equity Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Section 199A dividends	Capital gain dividend	Section 897 dividends	Section 897 capital gain
6.42%	93.58%	$7,944,189	5.09%	7.20%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Section 897 dividends. For foreign shareholders, and for shareholders that are domestic (U.S.) trusts or partnerships with foreign owners, the percentage of ordinary income distributed during the fiscal year that represent Section 897 dividends.
Section 897 capital gain. For foreign shareholders, and for shareholders that are domestic (U.S.) trusts or partnerships with foreign owners, the percentage of capital gains distributed during the fiscal year that represent Section 897 capital gains.
Columbia Real Estate Equity Fund  | 2025

Columbia Real Estate Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN212_12_T01_(02/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	February 23, 2026